Leases - Schedule of maturity analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	$ 2,166	$ 2,728
Current	581	563
Non-current	1,473	1,987
Less than one year [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	581	563
One to five years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	$ 1,585	$ 2,165